Stock Award Plans and Stock-based Compensation - Summary of Restricted Stock Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Awarded			210,134
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	1,275	1,473
Number of shares, Awarded		1,836	1,550
Number of shares, Vested	(931)	(2,034)	(10)
Number of shares, Canceled			67
Number of shares outstanding, ending balance		1,275	1,473
Weighted average grant date fair value outstanding, beginning balance	$ 144.00	$ 202.50
Weighted average grant date fair value, Awarded		98.10	$ 202.50
Weighted average grant date fair value, Vested		144.90	202.50
Weighted average grant date fair value, Canceled			202.50
Weighted average grant date fair value outstanding, ending balance		$ 144.00	$ 202.50
Weighted average remaining contractual life		1 year 4 months 20 days	6 years 9 months